Segment Information - Property, Plant & Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 4,007	$ 3,495
Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	897	775
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	726	686
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	900	786
Other European Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	117	81
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	25	6
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	670	494
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	218	231
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 454	$ 436